FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010


If amended report check here:      | |                    Amendment Number:

This Amendment (Check only one):   | | is a restatement.
                                   |_| adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:     Research Affiliates, LLC
          620 Newport Center Dr., Suite 900
          Newport Beach, CA 92660

13F File Number: 028-11483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel M. Harkins
Title:    Chief Legal and Compliance Officer
Phone:    (949) 325-8700

Signature, Place, and Date of Signing:

/s/ Daniel M. Harkins      Newport Beach,CA 92660  May 6, 2010
    (Signature)          [City, State]       [Date]

Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.

1.   None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      17

Form 13F Information Table Value Total: $121,535
                                       (thousands)

Holdings of fewer than 10,000 shares with aggregate fair market value below $200,000 have been omitted from this report as per paragraph 10 of the Form 13F Special Instructions published by the SEC.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES BARCLAYS US TIPS  ETF  COMMON STOCK     464287176   5,452    50,704 SH       SOLE                  50,704
ISHARES BARCLAYS AGG BOND FUND COMMON STOCK     464287226   1,600    15,134 SH       SOLE                  15,134
ISHARES IBOXX INV GR CORP BOND COMMON STOCK     464287242  30,644   282,594 SH       SOLE                 282,594
ISHARES BARCLAYS 20+ YR TREAS  COMMON STOCK     464287432   6,421    68,218 SH       SOLE                  68,218
ISHARES BARCLAYS 1-3 YEAR TREA COMMON STOCK     464287457  13,960   166,230 SH       SOLE                 166,230
MORGAN STANLEY EMRG MKT DEBT   COMMON STOCK     61744H105   3,574   341,018 SH       SOLE                 341,018
PIMCO 15+ YR US TIPS INDEX FUN COMMON STOCK     72201R304   1,150    21,155 SH       SOLE                  21,155
PIMCO ENHANCED SHORT MATURITY  COMMON STOCK     72201R833   6,737    66,895 SH       SOLE                  66,895
POWERSHARES DB COMMODITY INDEX COMMON STOCK     73935S105  11,464   416,129 SH       SOLE                 416,129
PROSHARES SHORT MSCI EAFE      COMMON STOCK     74347R370   2,844    56,806 SH       SOLE                  56,806
PROSHARES SHORT MSCI EMERGING  COMMON STOCK     74347R396   3,589   117,046 SH       SOLE                 117,046
PROSHARES SHORT S&P500 ETF     COMMON STOCK     74347R503   3,376    77,008 SH       SOLE                  77,008
PROSHARES SHORT QQQ ETF        COMMON STOCK     74347R602   8,643   249,285 SH       SOLE                 249,285
PROSHARES SHORT RUSSELL2000    COMMON STOCK     74347R826   5,082   157,932 SH       SOLE                 157,932
SPDR DOW JONES INTL REAL       COMMON STOCK     78463X863   4,020   103,261 SH       SOLE                 103,261
SPDR DOW JONES REIT ETF        COMMON STOCK     78464A607   8,625   141,353 SH       SOLE                 141,353
TEMPLETON EMERG MKTS INC FD    COMMON STOCK     880192109   4,355   265,681 SH       SOLE                 265,681